SCHEDULE OF PROFORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Business Acquisition [Line Items]
Less: net loss attributable to non-controlling interests		$ 311,497
Net income attributable to the Company		2,148,236	3,602,365	1,447,650
One Eighty Ltd [Member]
Business Acquisition [Line Items]
Revenue	$ 2,899,285	15,875,542	13,368,084	6,008,897
Operating costs and expenses	1,874,449	9,749,002	6,221,815	4,358,023
Income from operations	1,024,836	6,126,540	7,146,269	1,650,874
Other income	17,383	26,162	159,800	88,053
Income tax expenses	406,512	1,736,777	1,966,108	628,107
Net income	635,707	4,415,925	5,339,961	1,110,820
Less: net loss attributable to non-controlling interests	311,497	1,269,051	851,422	(165,047)
Net income attributable to the Company	$ 324,210	$ 3,146,874	$ 4,488,539	$ 1,275,867